SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Yueshang Information Technology (Beijing) Co., Ltd. ("YITB") [Member]
Attributable equity interest	100.00%	100.00%
Place of incorporation	P.R.C.	P.R.C.
Utour Pte Ltd [Member]
Attributable equity interest	100.00%	100.00%
Place of incorporation	Singapore	Singapore
WeTrade Information Technology Limited [Member]
Attributable equity interest	100.00%	100.00%
Place of incorporation	Hong Kong	Hong Kong
Yueshang Group Network (Hunan) Co., Limited ("Yueshang Hunan") [Member]
Attributable equity interest	100.00%	100.00%
Place of incorporation	P.R.C	P.R.C
Yueshang Technology Group (Hainan Special Economic Zone) Co. Limited ("Yueshang Hainan") [Member]
Attributable equity interest	100.00%	100.00%
Place of incorporation	P.R.C	P.R.C
WeTrade Digital (Beijing) Technology Co Limited (FKA: XiaoShang Technology Beijing Co Limited) [Member]
Attributable equity interest	100.00%
Place of incorporation	P.R.C